Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property and Equipment, Net [Line Items]
Depreciation expense	¥ 6,016,997	$ 837,043	¥ 1,513,067	¥ 1,663,412
Impairment loss	35,839,687	$ 4,985,767	5,499,260	13,713,235
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Impairment loss	¥ 35,839,687			¥ 136,701